Document and Entity Information	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Entity Registrant Name	EzFill Holdings Inc
Entity Central Index Key	0001817004
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 4
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true